Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 10,041		$ 7,226	$ 16,900
Additions to tangible assets	17,584		6,263	2,501
Disposal of tangible assets	(430)		(1,164)	(9,453)
Reclassification	(5)		(6)
Depreciation expense	(2,123)		(2,091)	(3,140)
Translation adjustments	(46)		(188)	418
Ending balance	23,712	[1]	10,041	7,226
Gross value at end of period	41,529		26,160	22,103
Accumulated depreciation and impairment at end of period	(17,817)		(16,119)	(14,877)
IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,732
Ending balance			8,732
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,229		3,159	12,436
Additions to tangible assets	318		879	718
Disposal of tangible assets				(9,243)
Reclassification	15		39	14
Depreciation expense	(192)		(758)	(972)
Translation adjustments	(40)		(90)	206
Ending balance	3,330		3,229	3,159
Gross value at end of period	7,833		7,604	6,936
Accumulated depreciation and impairment at end of period	(4,503)		(4,375)	(3,777)
Land and Buildings [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,229
Ending balance			3,229
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,393		2,505	2,858
Additions to tangible assets	374		1,622	701
Disposal of tangible assets	(10)		(49)	(103)
Reclassification	1,974		216	47
Depreciation expense	(1,247)		(854)	(1,126)
Translation adjustments	(15)		(46)	127
Ending balance	3,160		3,393	2,505
Gross value at end of period	13,962		13,297	12,114
Accumulated depreciation and impairment at end of period	(10,802)		(9,903)	(9,609)
Technical Equipment [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,084
Ending balance			2,084
Fixtures, Fittings and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,172		753	707
Additions to tangible assets	329		1,820	203
Disposal of tangible assets	(1)		(690)	2
Reclassification	630		793	18
Depreciation expense	(684)		(478)	(245)
Translation adjustments	(11)		(27)	68
Ending balance	2,435		2,172	753
Gross value at end of period	4,149		3,215	1,447
Accumulated depreciation and impairment at end of period	(1,714)		(1,043)	(693)
Fixtures, Fittings and Other Equipment [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,172
Ending balance			2,172
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,247		809	898
Additions to tangible assets	16,563		1,942	878
Disposal of tangible assets	(419)		(426)	(109)
Reclassification	(2,624)		(1,053)	(79)
Depreciation expense				(798)
Translation adjustments	20		(25)	18
Ending balance	14,787		1,247	809
Gross value at end of period	15,585		2,045	1,606
Accumulated depreciation and impairment at end of period	(798)		(798)	$ (798)
Assets Under Construction [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,247
Ending balance			$ 1,247

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.